Document and Entity Information	0 Months Ended
Feb. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Feb. 28, 2014
Registrant Name	CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS
Central Index Key	0001474365
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Jan. 01, 2014
Capital Group Core Municipal Fund SM | Share class
Risk/Return:
Trading Symbol	CCMPX
Capital Group Short-Term Municipal Fund SM | Share class
Risk/Return:
Trading Symbol	CSTMX
Capital Group California Core Municipal Fund SM | Share class
Risk/Return:
Trading Symbol	CCCMX
Capital Group California Short-Term Municipal Fund SM | Share class
Risk/Return:
Trading Symbol	CCSTX
Capital Group Core Bond Fund SM | Share class
Risk/Return:
Trading Symbol	CCBPX
Capital Group Global Equity Fund SM | Share class
Risk/Return:
Trading Symbol	CGLOX
Capital Group Non-U.S. Equity Fund SM | Share class
Risk/Return:
Trading Symbol	CNUSX
Capital Group U.S. Equity Fund SM | Share class
Risk/Return:
Trading Symbol	CUSEX